RESTRICTED NET ASSETS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted net assets	$ 376,835	$ 342,860
Restricted assets attributable to VIEs	159,565	138,496
Statutory reserves	$ 217,270	$ 204,364